History And Organization of The Group (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of direct and indirect interests in the principal subsidiaries and our principal consolidated affiliated entities
(a)	As of December 31, 2021, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Country/place and date of incorporation	Attributable equity interest/economic interest to the Group
Controlled through direct equity holding:
Gem Blazing Limited	Cayman/May 28, 2015	100%
Wincon Hong Kong Investment Company Limited	Hong Kong/December 29, 2014	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Shanghai/February 28, 2015	100%
Jinjiong (Shenzhen) Technology Service Company Ltd.	Shenzhen/October 16, 2017	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen/September 25, 2018	100%
Gem Alliance Limited	Cayman/May 26, 2015	100%
Harmonious Splendor Limited	Hong Kong/June 1, 2015	100%
Ping An Puhui Financing Guarantee Co., Ltd (“Puhui Guarantee”)	Nanjing/December 25, 2007	100%
Ping An Puhui Enterprises Management Co., Ltd.	Shenzhen/July 7, 2015	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Shenzhen/September 5, 2005	100%
Shenzhen Ping An Puhui Microloan Co., Ltd.	Shenzhen/September 19, 2010	100%
Ping An Puhui Information Services Co., Ltd.	Harbin/July 18, 2016	100%
Ping An Consumer Finance Co., Ltd.	Shanghai/April 9, 2020	70%
Controlled through Contractual Agreements :
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai/December 10, 2014	100%
Shanghai Lufax Information Technology Co., Ltd.	Shanghai/September 29, 2011	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen/May 23, 2018	100%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(b)	As of December 31, 2022, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Country/place and date of incorporation	Attributable equity interest/economic interest to the Group
Controlled through direct equity holding:
Gem Blazing Limited	Cayman/May 28, 2015	100%
Wincon Hong Kong Investment Company Limited	Hong Kong/December 29, 2014	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Shanghai/February 28, 2015	100%
Jinjiong (Shenzhen) Technology Service Company Ltd.	Shenzhen/October 16, 2017	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen/September 25, 2018	100%
Gem Alliance Limited	Cayman/May 26, 2015	100%
Harmonious Splendor Limited	Hong Kong/June 1, 2015	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Nanjing/December 25, 2007	100%
Ping An Puhui Enterprises Management Co., Ltd.	Shenzhen/July 7, 2015	100%
Chongqing Jinan Microloan Co., Ltd.	Chongqing/December 25, 2014	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Shenzhen/September 5, 2005	100%
Ping An Puhui Information Services Co., Ltd.	Harbin/July 18, 2016	100%
Ping An Consumer Finance Co., Ltd.	Shanghai/April 9, 2020	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai/December 10, 2014	100%
Shanghai Lufax Information Technology Co., Ltd.	Shanghai/September 29, 2011	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen/May 23, 2018	100%

Disclosure of the major consolidated structured entities other than consolidated affiliated entities of the group
(c)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2022.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	4,020,000	4,020,000
Trust B	2,490,000	2,490,000
Trust C	2,430,000	2,430,000
Trust D	1,960,000	1,960,000
Trust E	1,600,000	1,600,000
Trust F	1,501,000	1,501,000
Trust G	1,110,000	1,110,000
Trust H	18,000	1,105,645
Trust I	1,100,000	1,100,000
Trust J	18,000	1,049,772
Ping An Group also made investments in these structured entities. Meanwhile, Ping An Group also provides certain services to certain consolidated structure entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

Disclosure of balance sheet details of consolidated affiliated entities and their subsidiaries
(f)
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2021 and 2022 and for the three years ended December 31, 2022.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Assets arising from inter-company transactions	3,911	10,328
Amount due from Group companies	535,200	2,412,424
Total assets	21,721,834	14,147,082
Amount due to Group companies	19,827,134	14,625,366
Total liabilities	24,101,238	16,951,253

Disclosure of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Inter-company revenues	(70,159)	5,249	156,029
Total income	1,571,968	1,566,847	966,196
Inter-company expenses	1,012,435	1,422,021	540,809
Total expense	(1,714,084)	(2,213,789)	(1,359,876)
Net loss	(142,116)	(646,942)	(393,680)
Inter-company cash flow	(1,151,110)	1,369,172	(625,594)
Reclassification (i)	—	327,497	1,487,448
Other operating activities	1,835,668	(653,230)	(916,309)
Net cash generated from/(used in) operating activities	684,558	1,043,439	(54,455)
Inter-company cash flow	501,185	(735,327)	564,266
Reclassification (i)	—	(327,497)	(1,487,448)
Payment for advances to consolidated entities	(240,000)	(500,000)	—
Receipts of repayment of the advances from consolidated entities	4,813,732	1,064,669	158
Proceeds from sale of investment assets	16,449,825	20,633,784	9,229,963
Payment for acquisition of investment assets	(28,402,132)	(9,440,542)	(5,675,189)
Other investing activities	(697,316)	(4,826,844)	5,543,944
Net cash generated from/(used in) investing activities	(7,574,706)	5,868,243	8,175,694
Repayment for advances to consolidated entities	(9,031,546)	(17,114,012)	(10,755,583)
Receipts of advances from consolidated entities	16,096,040	9,774,001	4,617,000
Proceeds from borrowings	531,162	572,000	—
Repayment of interest expenses and borrowings	(275,959)	(664,880)	(436,274)
Other financing activities	—	(474)	(1,000)
Net cash generated from/(used in) financing activities	7,319,697	(7,433,365)	(6,575,857)

Effect of exchange rate changes on cash and cash equivalents	(14)	(15)	21
Net increase/(decrease) in cash	429,535	(521,698)	1,545,403
Cash at the beginning of the year	996,523	1,426,058	904,360

Cash at the end of the year	1,426,058	904,360	2,449,763

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.